Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases
Schedule of components of lease cost

Year Ended
December 31, 2019
(In thousands)
Operating lease cost	$4,693
Short term lease cost	2,663
Variable lease cost	4,172
Total lease cost	$11,528

Schedule of other information related to leases

Year Ended
December 31, 2019
Supplemental Cash Flows Information:	(In thousands)
Cash paid for operating leases	$4,683
Operating lease assets obtained in exchange for operating lease liabilities	$944

Schedule of maturities of lease liabilities under operating leases

Maturities of lease liabilities under operating leases as of December 31, 2019 were as follows:

Year Ended December 31,	(In thousands)
2020	$5,196
2021	4,528
2022	935
2023 and thereafter	—
Total future payments for recognized leasing assets	10,659
Less: imputed interest	(662)
Total lease liabilities	$9,997